13002849

THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

Received SEC

SEP 09 2013

Washington, DC 20549

001-34694

September 9, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERINAS

Dear Mr. Thomas:

This is to certify that on September 9, 2013 The Nasdaq Stock Market (the "Exchange") received from VimpelCom Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing one common share

Common shares, par value $0.001 per share[1]

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

[1] Not for trading, but only in connection with the listing of the American Depositary Shares on the NASDAQ Stock Market LLC. The American Depositary Shares represent the right to receive one common share and have been registered under the Securities Act of 1933, as amended, pursuant to a separate Registration Statement on Form F-6.